Restatement of Financial Statements (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 12, 2010
Total current assets	$ 736,735	$ 3,479,750	$ 2,511,841
Deferred tax assets (note 8)	85,981	52,609
Intangible assets, net	5,703,720	6,600,285
Total Assets	8,252,360	13,074,206	2,860,510
Accruals and other payables	960,877	600,675	295,601
Total current liabilities	3,800,035	7,569,115	7,447,533
Total liabilities	3,800,035	7,569,115	7,447,533
Accumulated deficit	(20,557,155)	(11,174,812)	(5,001,166)
Total stockholders' equity	4,452,325	5,505,091	(4,587,023)	$ (11,524)	$ 216	$ 33,788	$ 3,248
Total liabilities and stockholders' equity	$ 8,252,360	13,074,206	$ 2,860,510
As Previously Reported [Member]
Total current assets		4,937,210
Deferred tax assets (note 8)		1,457,460
Intangible assets, net		6,603,912
Total Assets		14,482,684
Accruals and other payables		773,852
Total current liabilities		7,742,292
Total liabilities		7,742,292
Accumulated deficit		(9,939,511)
Total stockholders' equity		6,740,392
Total liabilities and stockholders' equity		14,482,684
As Restated [Member]
Total current assets		3,479,750
Deferred tax assets (note 8)		52,609
Intangible assets, net		6,600,285
Total Assets		13,074,206
Accruals and other payables		600,675
Total current liabilities		7,569,115
Total liabilities		7,569,115
Accumulated deficit		(11,174,812)
Total stockholders' equity		5,505,091
Total liabilities and stockholders' equity		$ 13,074,206